Statements of Stockholder's Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 0		$ (19,197)	$ (19,197)
Beginning balance, shares at Dec. 31, 2018	1,000
Net loss			(10,982)	(10,982)
Ending balance, value at Dec. 31, 2019	$ 0		(30,179)	(30,179)
Ending balance, shares at Dec. 31, 2019	1,000
Net loss			(10,801)	(10,801)
Ending balance, value at Sep. 30, 2020	$ 0		(40,980)	(40,980)
Ending balance, shares at Sep. 30, 2020	1,000
Beginning balance, value at Dec. 31, 2019	$ 0		(30,179)	(30,179)
Beginning balance, shares at Dec. 31, 2019	1,000
Net loss			(10,987)	(10,987)
Conversion of debt to equity	$ 8	46,986		$ 46,994
Conversion of debt to equity, shares	7,999,000			7,999,000
Ending balance, value at Dec. 31, 2020	$ 8	46,986	(41,166)	$ 5,828
Ending balance, shares at Dec. 31, 2020	8,000,000
Beginning balance, value at Jun. 30, 2020	$ 0		(37,995)	(37,995)
Beginning balance, shares at Jun. 30, 2020	1,000
Net loss			(2,985)	(2,985)
Ending balance, value at Sep. 30, 2020	$ 0		(40,980)	(40,980)
Ending balance, shares at Sep. 30, 2020	1,000
Beginning balance, value at Dec. 31, 2020	$ 8	46,986	(41,166)	5,828
Beginning balance, shares at Dec. 31, 2020	8,000,000
Net loss			(23,208)	(23,208)
Ending balance, value at Sep. 30, 2021	$ 8	46,986	(64,374)	(17,380)
Ending balance, shares at Sep. 30, 2021	8,000,000
Beginning balance, value at Jun. 30, 2021	$ 8	46,986	(48,362)	(1,368)
Beginning balance, shares at Jun. 30, 2021	8,000,000
Net loss			(16,012)	(16,012)
Ending balance, value at Sep. 30, 2021	$ 8	$ 46,986	$ (64,374)	$ (17,380)
Ending balance, shares at Sep. 30, 2021	8,000,000